Segmentation of key figures - Additional balance sheet disclosure (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Goodwill	$ 8,905	$ 8,899
Intangible assets other than goodwill	10,719	10,679
Operating segments [member] | Surgical [Member]
Disclosure of operating segments [line items]
Goodwill	4,544	4,538
Intangible assets other than goodwill	6,181	6,053
Operating segments [member] | Vision Care [Member]
Disclosure of operating segments [line items]
Goodwill	4,361	4,361
Intangible assets other than goodwill	1,558	1,646
Not allocated [member]
Disclosure of operating segments [line items]
Goodwill	0	0
Intangible assets other than goodwill	$ 2,980	$ 2,980